Consolidated Statement of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Interest and fees on loans	$ 6,243,577	$ 5,587,997	$ 3,859,870
Interest on securities	101,239	133,112	151,777
Interest on federal funds and bank balances	20,362	30,500	30,956
Total interest income	6,365,178	5,751,609	4,042,603
Interest Expense
Interest on deposits	1,208,513	1,337,544	1,345,475
Interest on federal funds and short-term borrowings	14,705	2,415
Total interest expense	1,223,218	1,339,959	1,345,475
Net Interest Income	5,141,960	4,411,650	2,697,128
Provision for loan losses	234,000	593,750	480,380
Net Interest Income After Provision for Loan Losses	4,907,960	3,817,900	2,216,748
Non-interest Income
Service charges on deposit accounts	55,443	52,266	42,052
Mortgage banking activities	434,338	12,002
SBA loan sales	701,588
Other income	41,399	61,280	43,188
Total non-interest income	1,232,768	125,548	85,240
Non-interest Expense
Salaries and employee benefits	2,755,204	1,641,944	1,571,537
Occupancy expense	518,634	442,456	549,986
Equipment expense	180,674	140,693	242,488
Loss on branch closing			609,330
Advertising and public relations	191,076	114,612	61,740
Data processing expense	223,179	190,530	211,514
Professional fees	473,438	379,256	373,502
Loan origination	224,324	78,018	48,250
Regulatory assessments	127,941	217,436	233,174
Other expenses	396,805	307,811	313,389
Total non-interest expense	5,091,275	3,512,756	4,214,910
Net Income (Loss) Before Federal Income Tax	1,049,453	430,692	(1,912,922)
Federal income tax	(2,884,715)
Net Income (Loss)	3,934,168	430,692	(1,912,922)
Dividend on senior preferred stock	129,699	176,330	64,055
Accretion of discount on preferred stock	54,393	16,400	11,207
Net Income (Loss) Applicable to Common Shareholders	$ 3,750,076	$ 237,962	$ (1,988,184)
Basic and Diluted Income (Loss) per Share	$ 2.08	$ 0.13	$ (1.10)